Operating Revenue - Schedule of Contract Balances and Capitalized Customer Acquisition Costs (Details) - VEON Holdings B.V. [Member] - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Schedule of Contract Balances and Capitalized Customer Acquisition Costs [Line Items]
Customer acquisition costs	$ 30	$ 38
Connection costs	2	3
Start packages and scratch-cards	1	1
Fixed line connections	1	1
Other assets	2	1
Total assets arising from contracts with customers	$ 36	$ 44